OPERATING SEGMENT INFORMATION - Summary of Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 346,448	$ 231,844
United States of America
Disclosure Of Operating Segments [Line Items]
Non-current assets	151,225	114,426
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	56,007	54,510
Europe
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 139,216	$ 62,908